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Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10010

Trina Sandoval
Senior Counsel
Law Department
Tel: 212 578-6803
Fax: 212 578-1622

May 2, 2012

EDGAR FILING

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:  Metropolitan Life Insurance Company
     Metropolitan Life Separate Account E ("Registrant")
     Post-Effective Amendment No. 24 to Form N-4
     Registration No. 333-52366/811-4001
     Statement of Additional Information for Preference Plus Select

Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulation of the Securities Act of 1933 (the "Act") the Metropolitan Life Separate Account E Statement of Additional Information dated April 30, 2012, which was filed with the Registration Statement electronically on April 17, 2012 under Rule 461 of the Act, does not differ from the Statement of Additional Information which would have been filed under Rule 497(c) of the Act.

Sincerely,


/s/ Trina Sandoval
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Trina Sandoval
Senior Counsel